Operating Segments - Segment Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Segment reporting
Total assets	$ 8,966,483	$ 9,797,326
Total Segments
Segment reporting
Total assets	50,642	276,075
Total Segments | Specialized BioTherapeutics
Segment reporting
Total assets	48,604	272,099
Total Segments | Public Health Solutions
Segment reporting
Total assets	2,038	3,976
Corporate
Segment reporting
Total assets	$ 8,915,841	$ 9,521,251